Leases - Summary of Current and Noncurrent Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 37,210	$ 30,922	[1]
Non-current lease liabilities	93,514	104,349	[1]
Total	130,724	135,271
Nonrelated Party
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	13,855	13,923
Non-current lease liabilities	44,048	47,918
Related Party
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	23,355	16,999
Non-current lease liabilities	$ 49,466	$ 56,431

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).